UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.1%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------   --------------
BASIC MATERIALS -- 2.6%
CHEMICALS -- 1.0%
    Praxair                                              10,680   $     460,842
                                                                  --------------
METALS -- 1.6%
    Nucor                                                 9,140         513,302
    Phelps Dodge                                          2,475         238,343
                                                                  --------------
                                                                        751,645
                                                                  --------------
    Total Basic Materials                                             1,212,487
                                                                  --------------
CONSUMER DURABLES -- 0.3%
AUTOS -- 0.3%
    General Motors                                        4,150         152,762
                                                                  --------------
    Total Consumer Durables                                             152,762
                                                                  --------------
CONSUMER MERCHANDISE -- 6.5%
RETAIL - APPAREL -- 0.9%
    Chico's FAS*                                          7,820         411,957
                                                                  --------------
RETAIL - GENERAL MERCHANDISE -- 0.8%
    Kohl's*                                               8,060         378,901
                                                                  --------------
RETAIL - SPECIALTY -- 4.8%
    Lowe's                                                5,740         327,123
    RadioShack                                           27,960         926,035
    Staples                                              31,315       1,025,253
                                                                  --------------
                                                                      2,278,411
                                                                  --------------
    Total Consumer Merchandise                                        3,069,269
                                                                  --------------
CONSUMER NON-DURABLES -- 6.8%
BEVERAGES - ALCOHOLIC -- 1.1%
    Constellation Brands, Cl A*                           9,790         508,297
                                                                  --------------
BEVERAGES - SOFT -- 0.9%
    PepsiCo                                               7,657         411,181
                                                                  --------------
CONSUMER PRODUCTS -- 1.2%
    Procter & Gamble                                     11,087         590,161
                                                                  --------------
FOODS -- 1.4%
    Archer-Daniels-Midland                               27,040         654,368
                                                                  --------------
LEISURE - PRODUCTS -- 2.2%
    Harley-Davidson                                      17,675       1,062,444
                                                                  --------------
    Total Consumer Non-Durables                                       3,226,451
                                                                  --------------
CONSUMER SERVICES -- 6.4%
LODGING/HOTELS/GAMING -- 1.8%
    Choice Hotels International                           9,000         522,000
    Scientific Games, Cl A*                              12,575         323,429
                                                                  --------------
                                                                        845,429
                                                                  --------------
MEDIA -- 3.3%
   MULTIMEDIA -- 3.3%
    Fox Entertainment Group, Cl A*                       15,420         518,883

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------   --------------
MEDIA -- (CONTINUED)
   MULTIMEDIA -- (CONTINUED)
    Pixar*                                                6,305   $     549,607
    Walt Disney                                          16,775         480,268
                                                                  --------------
                                                                      1,548,758
                                                                  --------------
RESTAURANTS -- 1.3%
    Sonic*                                               19,050         606,552
                                                                  --------------
    Total Consumer Services                                           3,000,739
                                                                  --------------
ENERGY -- 7.0%
OIL EQUIPMENT & SERVICE -- 0.9%
    Nabors Industries Ltd.*                               8,900         448,560
                                                                  --------------
OIL EXPLORATION & PRODUCTION -- 2.3%
    Anadarko Petroleum                                    4,965         328,733
    Burlington Resources                                  7,450         325,639
    Headwaters*                                          14,180         450,924
                                                                  --------------
                                                                      1,105,296
                                                                  --------------
OIL INTEGRATED -- 3.8%
    ChevronTexaco                                         8,194         445,754
    ConocoPhillips                                       14,279       1,324,948
                                                                  --------------
                                                                      1,770,702
                                                                  --------------
    Total Energy                                                      3,324,558
                                                                  --------------
FINANCIAL SERVICES -- 21.5%
BANKS -- 7.5%
   REGIONAL -- 3.0%
    Bancorpsouth                                         10,310         224,758
    Regions Financial                                    13,960         446,720
    Zions Bancorporation                                 11,140         755,515
                                                                  --------------
                                                                      1,426,993
                                                                  --------------
   SUPER REGIONAL -- 4.5%
    Bank of America                                      15,950         739,601
    Wachovia                                             10,622         582,617
    Wells Fargo                                          12,720         779,736
                                                                  --------------
                                                                      2,101,954
                                                                  --------------
                                                                      3,528,947
                                                                  --------------
FINANCIAL MISCELLANEOUS -- 7.7%
  CONSUMER FINANCE -- 0.7%
    H&R Block                                             7,255         350,489
                                                                  --------------
  CREDIT CARD -- 0.9%
    Capital One Financial                                 5,645         441,890
                                                                  --------------
  DIVERSIFIED -- 3.0%
    Citigroup                                            28,983       1,421,616
                                                                  --------------
  INVESTMENT BANKERS/BROKERS -- 3.1%
    Charles Schwab                                       39,650         445,666

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------   --------------
FINANCIAL MISCELLANEOUS -- (CONTINUED)
  INVESTMENT BANKERS/BROKERS -- (CONTINUED)
    Morgan Stanley                                       17,685   $     989,653
                                                                  --------------
                                                                      1,435,319
                                                                  --------------
                                                                      3,649,314
                                                                  --------------
INSURANCE -- 6.3%
   LIFE INSURANCE -- 3.9%
    Aflac                                                29,203       1,153,811
    Lincoln National                                     14,745         680,334
                                                                  --------------
                                                                      1,834,145
                                                                  --------------
   MULTI-LINE INSURANCE -- 2.4%
    Hartford Financial Services Group                     6,480         436,039
    Metlife                                              17,800         707,550
                                                                  --------------
                                                                      1,143,589
                                                                  --------------
                                                                      2,977,734
                                                                  --------------
   Total Financial Services                                          10,155,995
                                                                  --------------
HEALTHCARE -- 12.2%
HEALTHCARE SERVICES -- 1.2%
  HMOS -- 1.2%
    Aetna                                                 4,220         536,151
                                                                  --------------
MEDICAL PRODUCTS -- 4.0%
  INSTRUMENTS -- 0.8%
    PerkinElmer                                          15,690         360,713
                                                                  --------------
  PRODUCTS -- 3.2%
    Cooper                                                6,620         507,754
    Dentsply International                                4,435         248,671
    Stryker                                              15,744         773,660
                                                                  --------------
                                                                      1,530,085
                                                                  --------------
                                                                      1,890,798
                                                                  --------------
PHARMACEUTICALS -- 7.0%
MEDICAL DRUGS -- 7.0%
    Abbott Laboratories                                   7,640         343,953
    Forest Laboratories*                                  9,810         407,409
    Hospira*                                             10,375         299,734
    Medco Health Solutions*                              17,350         738,590
    Perrigo                                              23,545         403,797
    Pfizer                                               15,165         366,386
    Schering-Plough                                      21,890         406,278
    Wyeth                                                 8,440         334,477
                                                                  --------------
                                                                      3,300,624
                                                                  --------------
    Total Healthcare                                                  5,727,573
                                                                  --------------
INDUSTRIAL -- 9.2%
MACHINERY -- 1.4%
    Deere                                                 9,610         667,222
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------   --------------
MANUFACTURING -- 7.8%
    General Electric                                     42,148     $ 1,522,807
    Lennar, Cl A                                          9,125         515,289
    Tyco International Ltd.                              44,828       1,620,084
                                                                  --------------
                                                                      3,658,180
                                                                  --------------
    Total Industrial                                                  4,325,402
                                                                  --------------
TECHNOLOGY -- 17.6%
COMPUTER HARDWARE -- 3.2%
  COMPUTERS -- 2.3%
    Dell*                                                26,054       1,088,015
                                                                  --------------
  MEMORY & PERIPHERALS -- 0.9%
    Lexmark International, Cl A*                          4,935         411,332
                                                                  --------------
                                                                      1,499,347
                                                                  --------------
COMPUTER SOFTWARE -- 7.8%
  APPLICATIONS -- 0.9%
    Symantec*                                            18,155         423,919
                                                                  --------------
  COMPUTER SERVICES -- 1.2%
    Factset Research Systems                             10,525         562,035
                                                                  --------------
  DATA PROCESSING -- 1.6%
    Dun & Bradstreet*                                    12,750         740,775
                                                                  --------------
  SYSTEMS -- 4.1%
    Autodesk                                             30,900         907,533
    Microsoft                                            38,718       1,017,509
                                                                  --------------
                                                                      1,925,042
                                                                  --------------
                                                                      3,651,771
                                                                  --------------
SEMICONDUCTORS -- 2.9%
  SEMICONDUCTORS -- 2.9%
    Applied Materials*                                   13,425         213,458
    Broadcom, Cl A*                                      17,130         545,248
    Intel                                                27,520         617,824
                                                                  --------------
                                                                      1,376,530
                                                                  --------------
TELECOMMUNICATIONS -- 3.7%
  WIRELESS EQUIPMENT -- 3.7%
    Harris                                               13,730         889,292
    Qualcomm                                             23,250         865,830
                                                                  --------------
                                                                      1,755,122
                                                                  --------------
    Total Technology                                                  8,282,770
                                                                  --------------
UTILITIES - ELECTRIC & GAS -- 4.2%
ELECTRIC -- 2.7%
    American Power Conversion                            16,635         353,826
    Constellation Energy Group                           10,410         520,500
    TXU                                                   5,705         394,786
                                                                  --------------
                                                                      1,269,112
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    -----------   --------------
GAS -- 1.5%
    Sempra Energy                                        18,780     $   698,992
                                                                  --------------
    Total Utilities - Electric & Gas                                  1,968,104
                                                                  --------------
UTILITIES - TELEPHONE -- 2.8%
TELEPHONE - INTEGRATED -- 2.8%
    Alltel                                               13,255         729,555
    Verizon Communications                               16,610         591,150
                                                                  --------------
                                                                      1,320,705
                                                                  --------------
    Total Utilities - Telephone                                       1,320,705
                                                                  --------------
    Total Common Stock
        (Cost $38,326,708)                                           45,766,815
                                                                  --------------
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 2.7%
--------------------------------------------------------------------------------
    HighMark Diversified Money
       Market Fund
       (Cost $1,266,190)                              1,266,190       1,266,190
                                                                  --------------
    Total Investments -- 99.8%
        (Cost $39,592,898)+                                       $  47,033,005
                                                                  ==============

       PERCENTAGES ARE BASED ON NET ASSETS OF $47,116,761.

    *  NON-INCOME PRODUCING SECURITY.
   CL  CLASS
 LTD.  LIMITED
    + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,592,898, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,598,467 AND $(1,158,360), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            --------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            --------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.